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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%
AIRPORT 3.4%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	$1,000,000	$1,059,940
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,704,435
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,122,820
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,117,010
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,130,505
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,275,520
Total			9,410,230
HIGHER EDUCATION 5.7%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,627,680
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,296,771
Series 2009
04/01/19	5.000%	1,610,000	1,864,815
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,683,670
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	542,087
10/01/28	5.000%	840,000	867,258
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,118,620
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,845,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
California Statewide Communities Development Authority Revenue Bonds Lancer Plaza Project Series 2013
11/01/23	5.125%	$1,000,000	$953,040
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,170,640
Total			15,970,181
HOSPITAL 7.4%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,093,035
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,498,872
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,405,563
Series 2009E
07/01/25	5.625%	1,500,000	1,640,505
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,370,080
City of Hope Obligation Group
Series 2012-A
11/15/21	5.000%	600,000	704,334
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,042,660
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,318,900
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,359,820
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,128,520
California Statewide Communities Development Authority (a)
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,039,780
Total			20,602,069

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER 2.8%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	$1,500,000	$1,517,490
Sacramento Municipal Utility District
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,056,850
07/01/29	5.125%	2,000,000	2,108,160
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,189,870
Total			7,872,370
JOINT POWER AUTHORITY 4.2%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,812,750
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,391,470
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,083,340
Series 2008A
07/01/22	5.000%	2,000,000	2,309,620
Revenue Bonds
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,176,140
Total			11,773,320
LOCAL APPROPRIATION 6.4%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,668,435
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	796,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	$1,000,000	$1,125,330
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,174,650
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,191,400
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,734,800
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,173,829
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,754,852
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/28	5.000%	1,155,000	1,215,083
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	488,575
07/15/28	5.250%	2,275,000	2,516,195
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,136,170
Total			17,976,119
LOCAL GENERAL OBLIGATION 13.6%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,862,934

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	$3,000,000	$3,448,770
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,300,750
Compton Unified School District (b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,316,878
06/01/24	0.000%	1,925,000	1,171,824
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,826,576
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,517,414
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012-B
08/01/23	5.000%	700,000	823,984
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,104,880
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (b)
08/01/22	0.000%	2,140,000	1,606,798
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,212,220
Rancho Santiago Community College District (b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	1,564,757
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (b)
09/01/26	0.000%	1,100,000	619,388

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/27	5.000%	$2,145,000	$2,272,113
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/15	0.000%	1,000,000	993,060
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,439,480
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,815,159
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,217,028
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,435,720
Series 2012
08/01/27	5.000%	2,365,000	2,583,289
Total			38,133,022
MULTI-FAMILY 1.3%
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,147,440
05/15/20	5.000%	750,000	860,153
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,500,000	1,687,695
Total			3,695,288
MUNICIPAL POWER 8.7%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,102,710
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,101,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	$3,900,000	$4,257,747
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,844,550
Series 2011D
11/01/22	5.000%	2,860,000	3,286,483
11/01/23	5.000%	1,040,000	1,174,753
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,341,320
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,139,350
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,704,705
State of California Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,344,220
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,121,360
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,063,138
Total			24,481,946
OTHER BOND ISSUE 0.9%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,378,247

PORTS 2.1%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,317,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	$1,165,000	$1,249,241
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,095,880
09/01/28	5.000%	1,100,000	1,196,866
Total			5,859,867
PREPAID GAS 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,319,580

REFUNDED / ESCROWED 3.3%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,211,947
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	730,000	809,621
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	1,996,026
California State Public Works Board
Prerefunded 04/01/15 Revenue Bonds
University California Institute Project
Series 2005C
04/01/16	5.000%	1,000,000	1,056,090
Revenue Bonds
Various University of California Projects
Series 2005D Escrowed to Maturity
05/01/15	5.000%	1,000,000	1,059,460
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,270,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (b)
09/01/16	0.000%	$2,000,000	$1,974,000
Total			9,377,414

RETIREMENT COMMUNITIES 3.1%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	2,998,672
Revenue Bonds
Casa de Las Campanas, Inc.
Series 2010
09/01/15	4.000%	1,020,000	1,066,563
Episcopal Senior Communities
Series 2012B
07/01/21	5.000%	1,000,000	1,077,920
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006
07/01/26	5.000%	1,000,000	1,050,540
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services
Series 2012
05/15/27	5.000%	1,520,000	1,554,321
Revenue Bonds
Insured Redwoods Project
Series 2013I
11/15/28	5.000%	1,000,000	1,054,670
Total			8,802,686

SPECIAL NON PROPERTY TAX 2.5%

State of California Unlimited General Obligation Refunding Bonds Series 2009A
07/01/18	5.000%	3,000,000	3,527,130
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,883,498
Revenue Bonds
Matching Fund Loan-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,673,553
Total			7,084,181

SPECIAL PROPERTY TAX 7.9%

Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,131,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	$630,000	$676,469
09/01/27	5.000%	805,000	859,555
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	385,000	391,845
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,596,325
Glendale Redevelopment Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	876,102
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,530,835
La Quinta Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,573,290
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,257,956
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	685,000	685,052
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/22	5.000%	2,000,000	2,259,180
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,908,183
09/01/29	5.000%	1,205,000	1,279,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	$1,255,000	$1,381,366
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011 (b)
06/01/14	0.000%	1,005,000	1,002,136
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,113,084
09/01/29	5.000%	1,180,000	1,240,451
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,315,763
Total			22,078,682

STATE APPROPRIATED 5.8%

Bay Area Infrastructure Financing Authority Revenue Bonds State Payment Acceleration Notes Series 2006 (NPFGC)
08/01/17	5.000%	2,000,000	2,041,060
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	1,500,000	1,621,425
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,030,090
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,275,852
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,360,680
Series 2013I
11/01/28	5.250%	3,000,000	3,336,390
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,303,480
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,304,800
Total			16,273,777

STATE GENERAL OBLIGATION 7.5%

State of California
Unlimited General Obligation Bonds
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE GENERAL OBLIGATION (CONTINUED)

11/01/24	5.000%	$5,000,000	$5,744,350
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,206,340
Series 2009
04/01/26	5.625%	2,000,000	2,296,920
10/01/29	5.250%	1,500,000	1,663,065
Series 2011
10/01/19	5.000%	4,000,000	4,776,840
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,208,775
Total			20,896,290

TOBACCO 0.5%

Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,268,638

TURNPIKE / BRIDGE / TOLL ROAD 1.1%

Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3
01/15/53	5.500%	3,000,000	3,185,160

WATER & SEWER 8.3%

City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,140,290
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,341,240
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,062,820
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,216,688
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/31	5.000%	4,315,000	4,431,289
Redwood Trunk Sewer & Headworks
Series 2004A (NPFGC)
06/01/29	5.000%	2,000,000	2,003,700
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

County Sanitation District 1
Series 2005 (NPFGC)
08/01/22	5.000%	$1,500,000	$1,589,670
Sacramento Regional County Sanitation
Series 2006 (NPFGC)
12/01/17	5.000%	1,000,000	1,103,260
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,709,325
Series 2010A
08/01/24	5.000%	2,000,000	2,307,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

Semitropic Improvement District Refunding Revenue Bonds Series 2012-A
12/01/23	5.000%	$2,850,000	$3,253,845
Total			23,160,087
Total Municipal Bonds (Cost: $255,192,986)			$272,599,154

		Shares	Value

Money Market Funds 2.0%

JPMorgan Tax-Free Money Market Fund, 0.010% (d)		5,530,998	$5,530,998

Total Money Market Funds (Cost: $5,530,998)			$5,530,998

Total Investments
(Cost: $260,723,984) (e)			$278,130,152(f)
Other Assets & Liabilities, Net			1,841,482
Net Assets			$279,971,634

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $3,557,051 or 1.27% of net assets.

(d)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(e)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $260,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,167,000
Unrealized Depreciation	(761,000)
Net Unrealized Appreciation	$17,406,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	272,599,154	—	272,599,154
Total Bonds	—	272,599,154	—	272,599,154
Mutual Funds
Money Market Funds	5,530,998	—	—	5,530,998
Total Mutual Funds	5,530,998	—	—	5,530,998
Total	5,530,998	272,599,154	—	278,130,152

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.3%
AIRPORT 3.4%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
Series 2010C
01/01/25	5.000%	$1,500,000	$1,653,585
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,100,000
Total			2,753,585
FOREST PRODUCTS 1.3%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,036,860

HIGHER EDUCATION 13.7%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East
Series 2010
12/01/16	4.000%	250,000	272,315
UGAREF East Campus Housing
Series 2011
12/01/25	5.000%	1,000,000	1,102,480
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,352,988
Bulloch County Development Authority Refunding Revenue Bonds Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	1,000,000	1,085,470
Revenue Bonds
Georgia Southern University Housing Foundation Four
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,143,770
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,341,889
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,754,425

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM)
02/01/27	5.000%	$750,000	$808,958
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	1,125,000	1,210,916
Total			11,073,211
HOSPITAL 7.4%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,186,878
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	366,250
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,271,140
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,163,220
Total			5,987,488
JOINT POWER AUTHORITY 4.8%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,636,279
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,170,800
Series 1992B (NPFGC)
01/01/16	6.375%	1,000,000	1,073,940
Total			3,881,019
LOCAL APPROPRIATION 7.6%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,454,755

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012
07/01/24	5.000%	$1,295,000	$1,453,599
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,138,620
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	1,900,000	2,128,095
Total			6,175,069
LOCAL GENERAL OBLIGATION 12.1%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	916,818
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	2,000,000	2,312,400
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,105,820
Douglas County School District Unlimited General Obligation Unrefunded Bonds Series 2007
04/01/21	5.000%	1,110,000	1,245,409
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,818,375
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,404,620
Total			9,803,442
MULTI-FAMILY 3.4%
Cobb County Development Authority Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,277,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT (a)(b)(c)
12/01/29	6.250%	$435,000	$435,226
Total			2,712,676
MUNICIPAL POWER 1.3%
City of Griffin Refunding Revenue Bonds Series 2012 (AGM)
01/01/22	4.000%	750,000	804,128
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (d)
10/01/24	5.000%	220,000	243,476
Total			1,047,604
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	336,383

REFUNDED / ESCROWED 8.7%
Cobb County Development Authority Prerefunded 07/15/14 Revenue Bonds Kennesaw State University-Housing Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,046,140
Douglas County School District Unlimited General Obligation Prefunded 04/01/17 Bonds Series 2007
04/01/21	5.000%	890,000	1,015,517
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,161,920
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,163,580
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,605,945
Total			6,993,102

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 8.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	$2,430,000	$2,873,839
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N (NPFGC/BNY)
07/01/18	6.250%	1,535,000	1,722,393
Third Indenture
Series 2012A
07/01/30	5.000%	1,500,000	1,637,610
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	300,000	308,880
Total			6,542,722
SPECIAL PROPERTY TAX 2.1%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,664,289

STATE GENERAL OBLIGATION 2.9%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,323,520

TRANSPORTATION 4.1%
Georgia State Road & Tollway Authority
Revenue Bonds
Federal Highway Grant
BAN Series 2006 (NPFGC)
06/01/16	5.000%	2,000,000	2,211,040
BAN Series 2009A
06/01/21	5.000%	1,000,000	1,138,010
Total			3,349,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 15.0%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	$1,000,000	$1,144,240
10/01/22	5.000%	2,000,000	2,281,200
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	1,000,000	1,146,950
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B
10/01/21	5.250%	2,000,000	2,384,940
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,114,439
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,294,014
07/01/22	5.000%	1,000,000	1,062,340
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,664,698
Total			12,092,821
Total Municipal Bonds (Cost: $72,891,761)			$77,772,841

	Shares	Value

Money Market Funds 3.5%
JPMorgan Tax-Free Money Market Fund, 0.010% (e)	2,811,387	$2,811,387

Total Money Market Funds (Cost: $2,811,387)		$2,811,387

Total Investments
(Cost: $75,703,148) (f)		$80,584,228(g)
Other Assets & Liabilities, Net		192,726
Net Assets		$80,776,954

Notes to Portfolio of Investments
(a)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $435,226, representing 0.54% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Lawrenceville Housing Authority
Revenue Bonds
Housing-Knollwood Park Apartments Project	05-14-01	435,000
Series 1997
12/01/29 6.250%

(b)	Income from this security may be subject to alternative minimum tax.
(c)	Variable rate security.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $552,356 or 0.68% of net assets.

(e)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(f)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $75,703,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,226,000
Unrealized Depreciation	(345,000)
Net Unrealized Appreciation	$4,881,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	77,772,841	—	77,772,841
Total Bonds	—	77,772,841	—	77,772,841
Mutual Funds
Money Market Funds	2,811,387	—	—	2,811,387
Total Mutual Funds	2,811,387	—	—	2,811,387
Total	2,811,387	77,772,841	—	80,584,228

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
DISPOSAL 1.3%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,144,217
HIGHER EDUCATION 4.4%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006
11/01/17	5.000%	575,000	621,598
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Johns Hopkins University Project
Series 2012A
07/01/29	5.000%	1,000,000	1,125,580
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,045,680
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,025,390
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	161,961
Total			3,980,209
HOSPITAL 9.4%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,298,850
07/01/27	5.000%	1,000,000	1,063,490
FHA Insured Mortgage-Western Health
Series 2006
01/01/20	5.000%	1,450,000	1,561,897
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,094,770
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,817,429
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	1,500,000	1,606,890
Total			8,443,326

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INVESTOR OWNED 3.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	$2,500,000	$2,949,000
LOCAL APPROPRIATION 2.6%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	1,500,000	1,711,665
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	638,171
Total			2,349,836
LOCAL GENERAL OBLIGATION 12.4%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,292,020
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006
03/01/18	5.000%	1,500,000	1,638,300
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,162,700
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,385,188
11/01/21	5.250%	2,500,000	3,040,400
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Series 2011B
09/15/20	5.000%	500,000	602,195
Total			11,120,803
MULTI-FAMILY 7.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	575,014
07/01/21	4.000%	550,000	565,477

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	$600,000	$622,926
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/17	5.000%	1,000,000	1,086,070
06/01/19	5.000%	1,000,000	1,072,530
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,122,462
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,238,183
Towson University Project
Series 2012
07/01/27	5.000%	700,000	733,775
Total			7,016,437
MUNICIPAL POWER 1.0%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	243,476
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (a)
07/01/25	5.250%	1,000,000	631,590
Total			875,066
OTHER BOND ISSUE 4.2%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,302,812
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	1,460,000	1,462,088
Total			3,764,900
OTHER INDUSTRIAL DEVELOPMENT BOND 1.6%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,425,000	1,494,027

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 1.2%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	$1,000,000	$1,132,120
REFUNDED / ESCROWED 6.0%
City of Baltimore
Prerefunded 07/01/16 Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,250,201
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,662,682
County of Baltimore Prerefunded 09/01/16 Revenue Bonds Catholic Health Initiatives Series 2006A
09/01/26	5.000%	1,500,000	1,674,930
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame Series 1998 Escrowed to Maturity (NPFGC)
10/01/14	4.600%	510,000	524,933
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	235,000	256,075
Total			5,368,821
RETIREMENT COMMUNITIES 6.1%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,350,437
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,088,660
01/01/27	5.000%	2,000,000	2,039,560
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	984,310
Total			5,462,967

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY 1.7%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B
09/01/30	5.125%	$1,500,000	$1,565,565
SPECIAL NON PROPERTY TAX 7.4%
State of Maryland Department of Transportation
Revenue Bonds
Series 2008
02/15/22	5.000%	3,125,000	3,543,375
Series 2009
06/15/21	4.000%	1,495,000	1,647,595
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	350,000	360,360
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/17	5.000%	1,000,000	1,108,320
Total			6,659,650
SPECIAL PROPERTY TAX 3.9%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	256,036
07/01/24	5.000%	500,000	563,780
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,681,875
Total			3,501,691
STATE APPROPRIATED 4.1%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,071,034
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	593,430
Total			3,664,464
STATE GENERAL OBLIGATION 5.7%
State of Maryland

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Bonds
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	$1,500,000	$1,736,520
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,431,250
Total			5,167,770
TRANSPORTATION 3.8%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,439,920
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,308,520
WATER & SEWER 7.5%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,412,600
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,423,925
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,827,125
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	1,000,000	1,104,430
Total			6,768,080
Total Municipal Bonds (Cost: $83,156,404)			$88,177,389

		Shares	Value

Money Market Funds 2.0%
JPMorgan Tax-Free Money Market Fund, 0.010% (b)		1,755,604	$1,755,604

Total Money Market Funds (Cost: $1,755,604)			$1,755,604

Total Investments
(Cost: $84,912,008) (c)	$89,932,993	(d)
Other Assets & Liabilities, Net	30,389
Net Assets	$89,963,382

Notes to Portfolio of Investments

(a)            Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2014, the value of these securities amounted to $2,343,746 or 2.61% of net assets.

(b)            The rate shown is the seven-day current annualized yield at January 31, 2014.

(c)            At January 31, 2014, the cost of securities for federal income tax purposes was approximately $84,912,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,757,000
Unrealized Depreciation	(736,000)
Net Unrealized Appreciation	$5,021,000

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	88,177,389	—	88,177,389
Total Bonds	—	88,177,389	—	88,177,389
Mutual Funds
Money Market Funds	1,755,604	—	—	1,755,604
Total Mutual Funds	1,755,604	—	—	1,755,604
Total	1,755,604	88,177,389	—	89,932,993

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%
AIRPORT 2.1%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,375,360
HIGHER EDUCATION 4.0%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	790,000	836,025
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,059,600
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,137,790
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,115,740
Series 2008A
10/01/22	5.000%	2,000,000	2,253,820
Total			6,402,975
HOSPITAL 12.5%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,011,760
10/01/27	5.250%	1,000,000	951,220
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,716,268
Series 2008A
01/15/24	5.250%	2,000,000	2,209,460
Series 2009A
01/15/21	5.000%	1,000,000	1,122,700
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	590,712
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,069,010
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,622,085
Revenue Bonds
Moses Cone Health System
Series 2011

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
10/01/20	5.000%	$3,215,000	$3,735,058
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,702,073
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,051,400
Total			19,781,746
JOINT POWER AUTHORITY 10.4%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,225,780
Series 1993B (NPFGC/IBC)
01/01/22	6.000%	3,000,000	3,674,970
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,170,140
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,719,945
Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,437,110
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,341,124
01/01/20	5.250%	2,000,000	2,255,740
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,630,425
Total			16,455,234
LOCAL APPROPRIATION 18.1%
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	2,180,000	2,215,534
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,103,108
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	553,400
06/01/29	5.000%	1,000,000	1,100,730
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,747,117

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	$400,000	$460,100
County of Chatham Certificate of Participation Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,166,132
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,171,936
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,458,000
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,071,873
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,164,686
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,102,420
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,811,744
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,052,332
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,721,505
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,101,950
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,036,991

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	$1,075,000	$1,185,639
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,510,129
Total			28,735,326
LOCAL GENERAL OBLIGATION 6.1%
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement
Series 2006
03/01/15	5.000%	1,000,000	1,051,170
03/01/16	5.000%	1,000,000	1,094,760
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,624,684
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,358,896
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,683,930
County of Wake Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009
03/01/20	5.000%	1,565,000	1,835,088
Total			9,648,528
MUNICIPAL POWER 1.1%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,213,503
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	520,000	575,489
Total			1,788,992

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 0.7%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010
02/01/18	4.000%	$1,000,000	$1,107,220
PORTS 1.4%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,168,120
REFUNDED / ESCROWED 12.6%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	695,000	743,101
County of Burke Prerefunded 04/01/16 Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,564,964
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,233,071
06/01/19	5.000%	1,825,000	2,088,621
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,111,266
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,603,367
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,272,190
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,346,687
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	3,360,000	4,022,895
Total			19,986,162
RETIREMENT COMMUNITIES 1.6%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage United Methodist
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
10/01/33	5.000%	$1,595,000	$1,491,580
1st Mortgage-Givens Estates
Series 2007
07/01/16	5.000%	1,000,000	1,069,440
Total			2,561,020
SINGLE FAMILY 0.5%
North Carolina Housing Finance Agency Revenue Bonds Series 2007-30-A AMT (b)
07/01/23	5.000%	775,000	798,700
SPECIAL NON PROPERTY TAX 2.0%
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (a)
07/01/20	5.500%	1,200,000	911,304
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	514,800
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/20	5.000%	1,560,000	1,752,176
Total			3,178,280
STATE APPROPRIATED 1.8%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,869,122
WATER & SEWER 22.1%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,145,830
City of Charlotte
Revenue Bonds
Series 2009B
07/01/25	5.000%	5,835,000	6,736,099
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,431,160
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,767,315

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009
05/01/17	4.000%	$1,205,000	$1,329,693
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,303,580
06/01/22	5.250%	1,200,000	1,453,968
06/01/23	5.250%	2,000,000	2,429,280
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,151,960
11/01/25	5.000%	1,000,000	1,148,510
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,644,225
Series 2011
03/01/27	5.000%	800,000	905,408
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	528,170
05/01/26	4.000%	860,000	889,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	$3,000,000	$3,389,670
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,160,730
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,172,051
04/01/22	5.000%	1,390,000	1,570,005
Total			35,157,384
Total Municipal Bonds (Cost: $143,614,348)			$154,014,169

		Shares	Value

Money Market Funds 2.0%
JPMorgan Tax-Free Money Market Fund, 0.010% (c)		3,222,038	$3,222,038
Total Money Market Funds (Cost: $3,222,038)			$3,222,038

Total Investments
(Cost: $146,836,386) (d)			$157,236,207(e)
Other Assets & Liabilities, Net			1,626,285
Net Assets			$158,862,492

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2014, the value of these securities amounted to $7,776,664 or 4.90% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $146,836,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,138,000
Unrealized Depreciation	(738,000)
Net Unrealized Appreciation	$10,400,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	154,014,169	—	154,014,169
Total Bonds	—	154,014,169	—	154,014,169
Mutual Funds
Money Market Funds	3,222,038	—	—	3,222,038
Total Mutual Funds	3,222,038	—	—	3,222,038
Total	3,222,038	154,014,169	—	157,236,207

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 90.2%

ALABAMA 1.4%

Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,427,300
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/17	5.000%	4,560,000	5,173,639
03/01/18	5.000%	7,510,000	8,723,466
Series 2009A
05/01/14	5.000%	9,000,000	9,109,620
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,319,530
Total			27,753,555

ALASKA 0.6%

Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,735,575
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	9,986,876
Total			12,722,451

ARIZONA 1.1%

Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (NPFGC)
09/01/14	5.000%	10,000,000	10,278,700
Refunding Certificate of Participation
Series 2013A-1
09/01/16	4.000%	1,500,000	1,628,505
County of Pima Sewer System Revenue Bonds
Series 2012A
07/01/14	3.000%	1,000,000	1,011,950
Series 2012A
07/01/15	4.000%	375,000	395,040
Series 2012A
07/01/16	3.000%	450,000	478,111
Series 2012A
07/01/16	4.000%	500,000	543,245
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	1,845,000	2,071,732

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)

State of Arizona
Certificate of Participation
Department Administration
Series 2010A (AGM)
10/01/15	5.000%	$5,000,000	$5,359,900
Refunding Certificate of Participation
Department Administration
Series 2013B
10/01/14	3.000%	350,000	355,898
10/01/15	4.000%	200,000	210,880
10/01/16	5.000%	175,000	193,249
Total			22,527,210

CALIFORNIA 10.4%

Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	1,084,416
08/01/18	5.000%	995,000	1,154,757
California Health Facilities Financing Authority
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/14	5.000%	500,000	518,675
California Health Facilities Financing Authority (a)
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	12,406,320
Revenue Bonds
St. Joseph Health Systems
Series 2013B
07/01/43	5.000%	4,000,000	4,604,040
California Municipal Finance Authority
Refunding Revenue Bonds
Republic Services
Series 2010 (a)
09/01/21	0.450%	4,000,000	4,000,000
California Pollution Control Financing Authority
Refunding Revenue Bonds
South Dakota Gas and Electric
Series 1996A (NPFGC)
06/01/14	5.900%	500,000	509,440
California Pollution Control Financing Authority (a)
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,061,650
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections
Series 2012I
06/01/15	5.000%	2,080,000	2,211,477
Richmond Laboratory Project
Series 2012J

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

11/01/14	3.000%	$1,445,000	$1,475,186
11/01/15	4.000%	2,035,000	2,167,417
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,185,460
Series 2013I
11/01/17	5.000%	750,000	863,805
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,154,290
03/01/16	5.000%	1,325,000	1,450,557
City of Los Angeles Department of Airports Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT (b)
05/15/14	4.750%	3,410,000	3,452,830
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (b)
03/01/17	5.000%	5,415,000	6,082,832
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	15,016,394
Glendale Redevelopment Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/15	3.000%	1,000,000	1,042,030
12/01/16	4.000%	1,000,000	1,088,420
12/01/17	4.000%	1,235,000	1,365,367
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2012C
01/01/16	5.000%	10,000,000	10,794,700
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2011O
07/01/14	4.000%	2,300,000	2,336,478
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,428,007
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/15	5.000%	4,500,000	4,803,840
09/01/16	5.000%	3,300,000	3,647,622
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2013
08/01/14	4.000%	5,700,000	5,792,682

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
08/01/15	4.000%	$1,470,000	$1,533,357
11/01/16	5.000%	8,160,000	9,167,107
Sacramento City Financing Authority
Refunding Revenue Bonds
EPA Building
Series 2013A
05/01/15	4.000%	1,250,000	1,306,163
05/01/16	4.000%	750,000	806,670
State of California
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,193,622
Unlimited General Obligation Bonds
Series 2010
11/01/14	4.000%	1,250,000	1,286,025
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,209,160
Series 2006
03/01/14	5.000%	4,000,000	4,015,670
Series 2011
10/01/16	5.000%	20,000,000	22,443,400
Series 2012
09/01/15	5.000%	5,000,000	5,378,600
Series 2013
02/01/18	5.000%	10,000,000	11,598,500
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,235,464
Series 2007
11/01/14	5.000%	7,530,000	7,803,414
Series 2012
02/01/15	5.000%	15,885,000	16,652,404
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,724,746
State of California (a)
Unlimited General Obligation Refunding Bonds
Series 2009B
07/01/23	5.000%	19,250,000	19,632,883
Total			210,685,877

COLORADO 1.3%

City & County of Denver Airport System Revenue Bonds Series 2011A AMT (b)
11/15/15	5.000%	1,500,000	1,623,210
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A
11/15/14	4.000%	5,380,000	5,541,938

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)

Denver Urban Renewal Authority
Tax Allocation Bonds
Stapleton
Senior Series 2013A-1
12/01/14	5.000%	$2,500,000	$2,596,100
12/01/15	5.000%	1,670,000	1,804,869
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012
11/01/14	5.000%	2,440,000	2,528,548
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC) (c)
09/01/16	0.000%	4,460,000	4,221,702
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,506,109
06/01/16	5.000%	2,010,000	2,211,382
Refunding Certificate of Participation
Series 2013A
06/01/16	5.000%	3,045,000	3,350,078
Total			25,383,936

CONNECTICUT 1.6%

City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,618,575
08/15/17	5.000%	5,000,000	5,618,500
City of New Haven
Unlimited General Obligation Bonds
Series 2013A
08/01/15	5.000%	3,135,000	3,330,279
Unlimited General Obligation Refunding Bonds
Series 2006 (AMBAC)
11/01/15	5.000%	2,325,000	2,492,051
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2012D-1
11/15/14	0.850%	3,215,000	3,227,571
11/15/15	1.200%	3,710,000	3,750,624
State of Connecticut Unlimited General Obligation Bonds Series 2011A (a)
05/15/15	0.540%	11,265,000	11,292,149
Total			32,329,749

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

DISTRICT OF COLUMBIA 0.3%

District of Columbia Certificate of Participation Series 2006 (NPFGC)
01/01/17	5.250%	$5,925,000	$6,366,531

FLORIDA 6.9%

Citizens Property Insurance Corp.
Revenue Bonds
High Risk
Senior Secured Series 2010A-1
06/01/15	5.000%	13,750,000	14,605,113
High Risk Senior Secured
Series 2010A-1 (AGM)
06/01/15	5.000%	6,155,000	6,537,780
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	16,929,450
City of Jacksonville
Refunding Revenue Bonds
Series 2012C
10/01/14	5.000%	1,250,000	1,290,075
Series 2012C
10/01/15	5.000%	1,000,000	1,077,980
Sales Tax
Series 2012
10/01/17	5.000%	2,000,000	2,283,760
Revenue Bonds
Series 2010A-1
10/01/16	5.000%	5,000,000	5,591,650
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,247,600
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT (b)
09/01/14	5.000%	3,025,000	3,105,253
Florida Department of Environmental Protection
Refunding Revenue Bonds
Florida Forever
Series 2011B
07/01/15	5.000%	15,335,000	16,348,490
Series 2012A
07/01/16	4.000%	13,915,000	15,055,334
07/01/17	4.000%	14,470,000	15,996,440
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	2,295,000	2,454,594

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Florida Municipal Loan Council Revenue Bonds 9B Design-Build Finance Project Series 2012
08/15/16	1.750%	$9,250,000	$9,395,780
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT (b)
06/01/14	5.000%	2,000,000	2,031,860
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,057,900
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,162,780
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,450,210
State Board of Administration Finance Corp. Revenue Bonds Series 2010A
07/01/15	5.000%	10,000,000	10,659,500
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D
06/01/14	5.000%	6,460,000	6,565,040
Total			138,846,589

GEORGIA 1.8%

Burke County Development Authority (a)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 1994-9T
10/01/32	1.200%	7,500,000	7,507,275
Series 1995-4T
10/01/32	1.200%	2,000,000	2,001,940
Series 2012
11/01/48	1.550%	5,000,000	5,042,750
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2003D (NPFGC) AMT (b)
01/01/15	5.250%	5,000,000	5,019,800
Floyd County Development Authority
Revenue Bonds
Georgia Power Company Plant Hammond Project
Series 2012 (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)

07/01/22	0.850%	$4,750,000	$4,757,030
Municipal Electric Authority of Georgia
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/14	4.000%	1,000,000	1,028,410
11/01/15	4.000%	3,045,000	3,239,788
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	3,965,000	4,347,028
Public Gas Partners, Inc. Revenue Bonds Series 2009A
10/01/14	5.000%	3,630,000	3,736,577
Total			36,680,598

GUAM 0.1%

Antonio B. Won Pat International Airport Authority (b)(d)
Revenue Bonds
General
Series 2013C AMT
10/01/14	3.000%	1,000,000	1,007,140
10/01/15	4.000%	1,000,000	1,028,200
Total			2,035,340

HAWAII 0.4%

State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT (b)
07/01/15	5.000%	7,000,000	7,446,180

ILLINOIS 10.0%

Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004A (NPFGC)
12/01/15	5.000%	1,700,000	1,760,078
Series 2010F
12/01/15	5.000%	2,000,000	2,133,140
Chicago Board of Education (c)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	7,032,713
Chicago O’Hare International Airport
Revenue Bonds
General Third Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,805,175
Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General Senior Lien
Series 2012A AMT
01/01/18	5.000%	11,340,000	12,839,488
Series 2013A AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

01/01/16	5.000%	$3,875,000	$4,199,415
General-Senior Lien
Series 2012A AMT
01/01/17	5.000%	8,000,000	8,912,640
Passenger Facility Charge
Series 2012B AMT
01/01/17	5.000%	13,125,000	14,622,300
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC)
12/01/15	5.250%	3,165,000	3,396,963
Chicago Transit Authority
Revenue Bonds
Federal Transportation Administration Section 5307 Funds
Series 2006 (AMBAC)
06/01/15	5.000%	2,615,000	2,756,916
Unrefunded Revenue Bonds
Federal Transit Administration
Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	3,197,000
City of Chicago Midway Airport
Refunding Revenue Bonds
2nd Lien
Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,327,514
City of Chicago Midway Airport (a)
Prerefunded 01/01/15 Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	10,250,000	10,695,465
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 1996A-2 (AMBAC)
01/01/18	5.500%	7,125,000	7,943,520
Unlimited General Obligation Refunding Bonds
Series 2005A (AGM)
01/01/16	5.000%	4,000,000	4,150,840
Cook County Community High School District No. 228
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,394,650
12/01/17	5.000%	2,000,000	2,276,720
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D
11/15/14	5.000%	3,000,000	3,112,530
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/15	5.375%	2,000,000	2,161,080
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,355,264

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

Series 2012A
03/01/14	4.000%	$1,000,000	$1,003,009
03/01/15	5.000%	1,000,000	1,049,640
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,750,000	2,905,540
Ascension Health Credit Group
Series 2012E
11/15/42	5.000%	2,000,000	2,259,780
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,650,000
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,813,680
06/01/16	5.000%	8,280,000	9,023,047
Regional Transportation Authority Revenue Bonds Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,413,424
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	9,000,000	10,066,050
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2002 (XLCA)
08/01/15	5.500%	7,825,000	8,374,080
Series 2006
01/01/16	5.000%	4,655,000	5,014,040
Series 2010
01/01/16	5.000%	14,600,000	15,726,098
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,586,260
Series 2012
08/01/16	5.000%	20,000,000	21,971,000
Total			200,929,059

INDIANA 2.2%

City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008 (a)
06/01/44	2.800%	13,250,000	13,348,845
Indiana Finance Authority
Refunding Revenue Bonds
Series 2008A-1
11/01/16	5.000%	2,665,000	2,977,551
Indianapolis Power & Light Co.
Series 2009C
01/01/16	4.900%	10,000,000	10,712,700
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDIANA (CONTINUED)

2nd Lien-CWA
Series 2011C
10/01/16	3.000%	$10,000,000	$10,550,600
Beacon Health System Obligation Group
Series 2013A
08/15/15	4.000%	500,000	528,350
08/15/16	5.000%	1,000,000	1,109,700
Republic Services, Inc. Project
Series 2010B (a)
05/01/28	0.520%	4,000,000	4,000,000
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	1,000,000	1,140,910
Total			44,368,656

IOWA 1.5%

Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,144,144
07/01/16	5.000%	1,150,000	1,262,171
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,158,424
12/01/14	5.000%	5,475,000	5,651,459
Iowa Student Loan Liquidity Corp. (b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	16,760,000	17,172,799
Total			30,388,997

KENTUCKY 0.6%

Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B (a)
05/01/39	5.000%	2,000,000	2,071,980
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	5,550,000	6,196,519
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A
08/01/18	5.000%	2,500,000	2,903,575
Total			11,172,074

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA 1.5%

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	$1,545,000	$1,581,091
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	4,932,029
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,823,672
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/17	5.000%	6,090,000	6,629,148
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,665,514
09/01/16	5.000%	3,785,000	4,167,361
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,220,840
12/01/16	4.000%	1,000,000	1,088,380
Total			31,108,035

MAINE 0.4%

Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Escrowed to Maturity
Series 2010B
07/01/15	5.000%	50,000	53,312
07/01/16	4.000%	50,000	54,186
Unrefunded Revenue Bonds
Series 2010B
07/01/15	5.000%	3,405,000	3,615,020
Series 2010B
07/01/16	4.000%	3,505,000	3,767,630
Total			7,490,148

MARYLAND 0.5%

County of Charles Refunding Unlimited General Obligation Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	5,108,968

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MARYLAND (CONTINUED)

University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	$3,605,000	$4,203,322
Total			9,312,290

MASSACHUSETTS 4.4%

Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2011E
12/01/17	5.000%	15,000,000	17,397,000
Commonwealth of Massachusetts (a)
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.570%	5,050,000	5,050,062
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/14	0.520%	6,680,000	6,680,000
02/01/15	0.700%	2,000,000	2,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center
Series 2012C
07/01/15	5.000%	2,000,000	2,100,040
07/01/16	5.000%	1,600,000	1,727,248
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,065,794
Massachusetts Development Finance Agency (a)
Revenue Bonds
Tufts University
Series 2011-P
02/15/36	3.000%	3,700,000	3,889,181
Williams College
Series 2011N
07/01/41	0.540%	11,250,000	11,256,862
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/16	5.250%	12,500,000	13,429,000
Massachusetts Housing Finance Agency Revenue Notes Construction Loan Notes Series 2012F
12/01/14	0.650%	2,760,000	2,761,877
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/15	5.000%	1,500,000	1,598,250
07/01/16	5.000%	3,000,000	3,311,640
Massachusetts Port Authority (b)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,095,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

07/01/15	5.000%	$4,000,000	$4,247,280
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,237,630
Total			88,847,064

MICHIGAN 3.3%

Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site Series 2012A (Qualified School Board Loan Fund)
05/01/14	4.000%	1,700,000	1,714,399
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012
07/01/15	5.000%	20,000,000	21,363,200
Michigan State Building Authority Refunding Revenue Bonds FACS Program Series 2013I-A
10/15/15	5.000%	5,550,000	5,975,740
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,159,980
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Care Group
Series 1999
11/15/33	0.900%	5,000,000	5,015,200
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical Series 2003B-1
06/01/14	6.250%	12,000,000	12,191,880
Wayne County Airport Authority
Refunding Revenue Bonds
Detroit Metro Airport
Series 2010C
12/01/14	5.000%	12,805,000	13,286,340
Detroit Metropolitan Airport
Series 2010C (AGM)
12/01/15	5.000%	4,780,000	5,163,930
Total			66,870,669

MINNESOTA 1.7%

Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT (b)
01/01/16	5.000%	5,160,000	5,546,742

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/16	4.000%	$9,820,000	$10,562,687
Series 2012B
03/01/17	5.000%	6,625,000	7,516,526
Unlimited General Obligation Bonds
Various Purpose
Series 2013D
10/01/17	5.000%	10,000,000	11,551,700
Total			35,177,655

MISSISSIPPI 0.1%

Mississippi Development Bank
Revenue Bonds
Marshall County Industrial Development Authority
Series 2012
01/01/15	4.000%	375,000	387,937
01/01/16	4.000%	1,500,000	1,601,505
Total			1,989,442

MISSOURI 0.2%

City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	1,325,000	1,458,931
07/01/17	5.000%	715,000	812,633
07/01/18	5.000%	765,000	882,902
Kansas City Airport Revenue
Refunding Revenue Bonds
General Improvement
Series 2013B
09/01/16	5.000%	410,000	454,489
Kansas City Airport Revenue (b)
Refunding Revenue Bonds
General Improvement
Series 2013A AMT
09/01/16	5.000%	1,000,000	1,104,800
Total			4,713,755

NEVADA 0.7%

Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	14,213,173

NEW JERSEY 5.5%

City of Newark
Refunding Unlimited General Obligation Bonds
Qualified General Improvement
Series 2013A
07/15/15	5.000%	2,000,000	2,130,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

07/15/16	5.000%	$5,845,000	$6,464,103
City of Trenton
Unlimited General Obligation Refunding Bonds
Series 2013
07/15/15	3.000%	1,000,000	1,038,350
07/15/16	4.000%	1,100,000	1,187,791
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,182,977
03/01/16	3.000%	4,080,000	4,300,442
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012
09/01/15	3.000%	1,500,000	1,557,840
New Jersey Building Authority Refunding Revenue Bonds Series 2013A
06/15/17	5.000%	5,500,000	6,242,775
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	4,435,000	5,109,164
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	12,853,658
New Jersey Higher Education Student Assistance Authority (b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/15	4.000%	1,750,000	1,850,818
12/01/16	4.000%	1,000,000	1,080,660
12/01/17	5.000%	2,780,000	3,091,221
New Jersey State Turnpike Authority Revenue Bonds Series 2013D (a)
01/01/22	0.570%	4,000,000	4,005,960
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A (NPFGC)
09/15/16	5.000%	6,500,000	6,942,000
09/15/17	5.000%	8,770,000	9,918,344
09/15/18	5.000%	4,450,000	4,744,056
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2012AA
06/15/14	4.000%	3,000,000	3,042,900
Transportation System
Series 2004 (NPFGC)
12/15/16	5.500%	9,600,000	10,937,088
Unrefunded Revenue Bonds
Transportation System
Series 1999

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

06/15/16	5.750%	$4,860,000	$5,457,537
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2004A
06/15/15	5.000%	3,000,000	3,051,990
Series 2008A
06/15/17	5.000%	1,935,000	2,193,748
06/15/18	5.000%	9,100,000	10,484,019
Total			111,867,961

NEW MEXICO 0.8%

Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,565,118
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (b)
09/01/14	3.900%	4,890,000	4,975,966
State of New Mexico Revenue Bonds Series 2009A
07/01/14	5.000%	7,895,000	8,055,111
Total			15,596,195

NEW YORK 12.1%

Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005 (a)
01/01/25	2.625%	8,625,000	8,687,445
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	15,000	16,388
Prerefunded Unlimited General Obligation Bonds
Subordinated Series 2004H-A Escrowed to Maturity
03/01/15	5.000%	2,705,000	2,845,958
Unlimited General Obligation Bonds
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,414,320
Series 2005O
06/01/14	5.000%	4,250,000	4,319,062
Series 2009E
08/01/15	5.000%	3,500,000	3,748,920
Series 2010B
08/01/17	5.000%	5,000,000	5,703,800
Subordinated Series 1996J-2
02/15/15	5.000%	5,870,000	6,161,798
Subordinated Series 2005F-1
09/01/16	5.000%	3,350,000	3,599,810
Subordinated Series 2008I-1
02/01/17	5.000%	8,635,000	9,710,489

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	$3,635,000	$3,950,809
Subordinated Series 2004H-A
03/01/15	5.000%	3,795,000	3,991,619
City of Rochester Limited General Obligation Bonds Series 2012I
08/15/14	2.000%	2,400,000	2,423,784
City of Yonkers Refunding Limited General Obligation Bonds Series 2012A
07/01/15	4.000%	1,250,000	1,304,413
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,045,840
County of Rockland General Obligation Limited Notes RAN Series 2013B
06/27/14	1.750%	3,000,000	2,999,400
County of Suffolk
Limited General Obligation Bonds
Public Improvement
Series 2013B
10/15/15	3.000%	3,870,000	4,034,630
10/15/16	3.000%	3,905,000	4,139,612
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/15	5.000%	2,000,000	2,118,320
05/01/17	5.000%	3,000,000	3,402,390
Long Island Power Authority
Revenue Bonds
General
Series 2006D (NPFGC)
09/01/14	5.000%	1,925,000	1,978,380
Series 2010A Escrowed to Maturity
05/01/14	4.000%	4,015,000	4,053,343
Series 2012B
09/01/16	5.000%	6,755,000	7,447,725
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,938,600
Series 2012E
11/15/16	4.000%	1,000,000	1,093,960
11/15/17	5.000%	1,000,000	1,150,460
Subordinated Series 2012B-2
11/01/16	5.000%	8,085,000	9,061,506
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,721,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

New York State Dormitory Authority
Refunding Revenue Bonds
Department of Health
Series 2004 (NPFGC)
07/01/14	5.000%	$3,660,000	$3,730,492
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/15	5.000%	1,000,000	1,063,150
07/01/16	5.000%	2,645,000	2,912,357
Series 2012B
03/15/16	5.000%	4,750,000	5,217,827
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E
11/01/16	1.100%	2,100,000	2,111,823
New York State Thruway Authority
Revenue Bonds
General
Second Series 2005B
04/01/16	5.000%	4,500,000	4,851,720
04/01/17	5.000%	6,870,000	7,395,898
General Revenue
Series 2012I
01/01/17	5.000%	1,000,000	1,126,710
Local Highway & Bridge
Series 2012A
04/01/15	4.000%	10,000,000	10,442,600
Series 2013A
05/01/19	5.000%	10,000,000	11,627,000
State Personal Transportation
Series 2008A
03/15/17	5.000%	1,000,000	1,135,810
New York State Thruway Authority (e)
Revenue Bonds
Series 2014J
01/01/19	5.000%	1,200,000	1,402,680
New York State Urban Development Corp.
Revenue Bonds
State Personal Income Tax
Series 2013E
03/15/15	2.000%	10,610,000	10,831,431
03/15/17	5.000%	15,000,000	17,037,150
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT (b)
10/01/17	5.000%	5,000,000	5,717,150
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	7,950,000	8,078,949
06/01/16	5.000%	20,000,000	22,104,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B
11/15/17	5.000%	$3,325,000	$3,846,825
United Nations Development Corp. Refunding Revenue Bonds Series 2009A
07/01/14	5.000%	2,000,000	2,039,440
Utica School District
Unlimited General Obligation Refunding Bonds
Series 2013
07/01/14	2.000%	1,000,000	1,006,230
07/01/15	2.000%	1,000,000	1,015,020
07/01/16	3.000%	1,000,000	1,040,550
Total			243,798,993

NORTH CAROLINA 1.3%

North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2012D
01/01/16	5.000%	5,875,000	6,376,314
State of North Carolina Refunding Revenue Bonds Series 2011B
11/01/16	5.000%	17,555,000	19,731,820
Total			26,108,134

NORTH DAKOTA 1.1%

County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,689,700

OHIO 1.1%

City of Cleveland Refunding Limited General Obligation Bonds Series 2012A
12/01/14	2.000%	865,000	876,608
Ohio Air Quality Development Authority (a)
Refunding Revenue Bonds
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,193,050
Ohio Air Quality Development Authority (a)(b)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	3,130,000	3,153,507

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO (CONTINUED)

Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	$2,755,000	$2,960,688
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010 (a)
11/01/35	0.520%	10,000,000	10,000,000
Total			23,183,853

OKLAHOMA 0.3%

Cleveland County Educational Facilities Authority Revenue Bonds Moore Public Schools Project Series 2013
06/01/15	5.000%	1,500,000	1,589,370
Oklahoma County Finance Authority
Revenue Bonds
Midwest City - Delaware City Public Schools
Series 2012
03/01/14	2.000%	1,750,000	1,752,513
03/01/15	2.000%	1,500,000	1,525,695
Tulsa County Industrial Authority Revenue Bonds Jenks Public Schools Series 2009
09/01/14	5.500%	1,280,000	1,318,579
Total			6,186,157

OREGON 0.2%

Oregon Health & Science University Revenue Bonds Series 2012A
07/01/14	4.000%	1,000,000	1,015,010
State of Oregon Department of Administrative Services Certificate of Participation Series 2009A
05/01/14	5.000%	3,125,000	3,163,219
Total			4,178,229

PENNSYLVANIA 1.7%

Bucks County Industrial Development Authority Revenue Bonds Various Waste Management, Inc. Projects Series 2002 AMT (a)(b)
12/01/22	0.875%	8,250,000	8,250,000
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM)
08/01/16	5.000%	3,440,000	3,823,629

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	$1,250,000	$1,379,138
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,507,082
Pennsylvania Housing Finance Agency (b)
Revenue Bonds
Series 2012-114A AMT
04/01/14	0.800%	1,000,000	1,000,403
Series 2012-114A AMT
04/01/15	1.050%	320,000	320,694
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,130,420
Pennsylvania Turnpike Commission Revenue Bonds Series 2011B (a)
06/01/14	0.690%	3,000,000	3,002,100
Philadelphia Municipal Authority
Refunding Revenue Bonds
City Agreement
Series 2013A
11/15/15	5.000%	2,000,000	2,153,440
11/15/16	5.000%	1,750,000	1,942,535
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Capital Grant Receipts
Series 2011
06/01/14	3.000%	1,000,000	1,008,600
06/01/14	5.000%	430,000	436,558
State Public School Building Authority
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/14	5.000%	1,000,000	1,007,948
04/01/15	5.000%	1,500,000	1,579,860
04/01/16	5.000%	2,000,000	2,186,640
Total			34,729,047

RHODE ISLAND 0.9%

Rhode Island Economic Development Corp. Revenue Bonds Department of Transportation Series 2006A (NPFGC)
06/15/17	5.000%	16,410,000	17,952,048

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH CAROLINA 1.4%

Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	$400,000	$436,684
12/01/17	5.000%	500,000	571,805
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Palmetto Health
Series 2013A
08/01/14	2.500%	1,000,000	1,007,750
08/01/15	3.000%	1,000,000	1,024,620
South Carolina State Public Service Authority
Refunding Revenue Bonds
Santee Cooper
Series 2012C
12/01/16	5.000%	5,065,000	5,699,493
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/16	5.000%	4,295,000	4,670,125
Series 2009E
01/01/15	5.000%	8,225,000	8,584,021
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A
10/01/15	4.000%	6,000,000	6,367,200
Total			28,361,698

SOUTH DAKOTA 0.1%

South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	1,470,000	1,511,351

TENNESSEE 0.5%

Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	4,550,000	4,752,975
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,149,672
07/01/16	5.000%	1,000,000	1,091,740
Metropolitan Government of Nashville & Davidson County
Water & Sewer
Refunding Revenue Bonds
Subordinated Lien
Series 2012
07/01/16	5.000%	1,250,000	1,383,025
Total			9,377,412

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS 4.0%

Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/15	4.000%	$750,000	$762,480
01/01/17	5.000%	925,000	988,159
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,371,920
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT (b)
07/01/14	5.000%	5,000,000	5,101,600
City of Houston Utility System (a)
Refunding Revenue Bonds
Combined First Lien-SIFMA
Series 2012
05/15/34	0.640%	6,000,000	6,012,000
SIFMA Index
Series 2012
05/15/34	0.590%	3,500,000	3,496,745
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	11,470,000	12,577,887
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,312,275
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee)
02/15/16	5.000%	5,130,000	5,616,683
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D
11/01/16	5.000%	1,000,000	1,119,320
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee) (a)
06/01/30	2.500%	7,500,000	7,700,250
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,190,000	2,220,485
Series 2010 Escrowed to Maturity
05/15/14	5.000%	5,000	5,070
05/15/14	5.000%	5,000	5,070
05/15/15	5.000%	5,000	5,305

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Revenue Bonds
05/15/15	5.000%	$10,000	$10,611
Series 2010 Escrowed to Maturity
05/15/14	5.000%	30,000	30,422
Unrefunded Revenue Bonds
Series 2010
05/15/16	5.000%	6,320,000	6,960,722
Series 2010
05/15/15	5.000%	7,125,000	7,555,492
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	2,110,000	2,253,670
10/01/16	5.000%	1,925,000	2,125,739
10/01/17	5.000%	2,865,000	3,233,382
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT (b)
08/01/15	5.000%	5,775,000	6,188,721
Total			79,654,008

UTAH 0.6%

State of Utah Unlimited General Obligation Bonds Series 2009C
07/01/14	5.000%	2,500,000	2,550,900
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	5,016,940
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	4,750,000	4,822,722
Total			12,390,562

VIRGINIA 0.3%

Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,406,102
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	3,500,000	3,527,265
Total			6,933,367

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON 4.2%

City of Seattle Municipal Light & Power
Prerefunded 08/01/14 Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	$835,000	$855,224
Unrefunded Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	5,165,000	5,294,641
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,024,381
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	34,643,603
Energy Northwest (e)
Refunding Revenue Bonds
Wind Project
Series 2014
07/01/16	5.000%	1,000,000	1,095,450
07/01/17	5.000%	1,000,000	1,126,440
07/01/18	5.000%	1,425,000	1,631,782
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	5,951,220
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,243,500
State of Washington
Certificate of Participation
State and Local Agencies
Series 2012
07/01/16	4.000%	3,500,000	3,792,110
Refunding Unlimited General Obligation Bonds
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,721,854
Revenue Bonds
Federal Highway Grant
Series 2013
09/01/16	5.000%	2,000,000	2,227,220
Unlimited General Obligation Bonds
Series 2013E
02/01/19	5.000%	6,080,000	7,186,985
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	3,261,174
State of Washington (e)
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	4,410,000	5,118,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)

Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	$905,000	$943,616
Total			84,117,270

WEST VIRGINIA 0.8%

County of Mason Revenue Bonds Appalachian Power Co. Series 2003L (a)
10/01/22	2.000%	8,750,000	8,811,775
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,811,500
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C (a)
10/01/41	0.690%	4,000,000	4,001,760
Total			16,625,035

WISCONSIN —%

University of Wisconsin Hospitals & Clinics Authority
Revenue Bonds
Series 2013A
04/01/14	3.000%	455,000	457,148
04/01/15	4.000%	160,000	166,938
04/01/16	4.000%	185,000	198,790
Total			822,876

WYOMING 0.3%

County of Sweetwater
Revenue Bonds
Series 2013
06/15/15	4.000%	1,485,000	1,547,682
12/15/15	5.000%	2,000,000	2,149,040
12/15/16	5.000%	2,500,000	2,771,925
Total			6,468,647

Total Municipal Bonds (Cost: $1,799,999,121)			$1,821,911,576

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%

MINNESOTA 0.1%

Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospital Clinics VRDN Series 2007A (AGM) (f)
08/15/37	0.150%	$3,000,000	$3,000,000

TEXAS 0.2%

Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. VRDN Series 2008A (f)
01/01/20	0.450%	4,000,000	4,000,000

Total Floating Rate Notes (Cost: $7,000,000)			$7,000,000

Municipal Short Term 8.9%

CALIFORNIA 0.5%

Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	0.880%	4,600,000	4,913,214
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	0.390%	1,700,000	1,762,475
Sulphur Springs Union School District Unlimited General Obligation Notes BAN Series 2013
01/01/15	0.440%	2,750,000	2,814,570
Total			9,490,259

LOUISIANA 0.8%

Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (b)
08/01/14	8.770%	15,850,000	15,926,238

MASSACHUSETTS 0.3%

City of Lawrence Limited General Obligation Notes State Qualified BAN Series 2013
03/01/14	0.460%	6,000,000	6,002,767

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)

MICHIGAN 0.1%

Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.580%	$2,800,000	$2,842,700

NEW JERSEY 1.5%

City of Newark
Unlimited General Obligation Notes
General Improvement
BAN Series 2013B
06/26/14	0.830%	5,000,000	5,013,400
TAN Series 2013A
02/20/14	1.180%	4,545,000	4,545,763
Hudson County Improvement Authority Revenue Bonds County Guaranteed Pooled Notes Series 2013Q-1
07/25/14	0.560%	20,000,000	20,138,800
Total			29,697,963

NEW YORK 5.7%

Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes RAN Series 2013
07/25/14	0.710%	4,125,000	4,130,816
City of Geneva General Obligation Limited Notes BAN Series 2013
02/06/14	0.510%	13,165,000	13,167,162
County of Rockland
General Obligation Limited Notes
BAN Series 2013C
04/09/14	1.530%	6,000,000	6,008,100
Limited General Obligation Notes
BAN Series 2013A
04/09/14	1.800%	195,000	195,062
BAN Series 2013B
06/05/14	1.510%	2,350,000	2,353,784
TAN Series 2013
03/14/14	1.490%	7,500,000	7,506,661
County of Suffolk
General Obligation Limited Notes
TAN Series 2013I
08/14/14	0.560%	9,500,000	9,548,070
Limited General Obligation Notes
RAN Series 2013
03/27/14	0.490%	2,300,000	2,305,475
Suffolk County Water Authority
Revenue Bonds
BAN Series 2013B
01/15/15	3.000%	5,000,000	5,135,300

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)

NEW YORK (CONTINUED)

Town of Oyster Bay
General Obligation Limited Notes
BAN Series 2013B
08/08/14	0.760%	$15,000,000	$15,329,550
Limited General Obligation Notes
BAN Series 2013A
03/07/14	0.450%	10,000,000	10,010,730
Town of Poughkeepsie Limited General Obligation Notes BAN Series 2013A
03/14/14	0.740%	9,047,978	9,061,746
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	5,200,000	5,224,804
Utica School District General Obligation Unlimited Notes BAN Series 2013
07/31/14	1.010%	15,000,000	15,036,300
Village of East Rochester General Obligation Limited Notes BAN Series 2013
10/10/14	0.740%	5,200,000	5,218,200
Village of Johnson City General Obligation Limited Notes BAN Series 2013C
10/10/14	0.790%	4,520,075	4,534,313
Total			114,766,073

Total Municipal Short Term (Cost: $178,517,733)			$178,726,000

	Shares	Value

Money Market Funds 0.6%

JPMorgan Tax-Free Money Market Fund, 0.010% (g)	11,926,328	$11,926,328

Total Money Market Funds (Cost: $11,926,328)		$11,926,328

Total Investments
(Cost: $1,997,443,182) (h)		$2,019,563,904(i)
Other Assets & Liabilities, Net		(385,433)
Net Assets		$2,019,178,471

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $2,035,340 or 0.10% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2014.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(h)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $1,997,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,734,000
Unrealized Depreciation	(1,613,000)
Net Unrealized Appreciation	$22,121,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,821,911,576	—	1,821,911,576
Total Bonds	—	1,821,911,576	—	1,821,911,576
Short-Term Securities
Floating Rate Notes	—	7,000,000	—	7,000,000
Municipal Short Term	—	178,726,000	—	178,726,000
Total Short-Term Securities	—	185,726,000	—	185,726,000
Mutual Funds
Money Market Funds	11,926,328	—	—	11,926,328
Total Mutual Funds	11,926,328	—	—	11,926,328
Total	11,926,328	2,007,637,576	—	2,019,563,904

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.6%
AIRPORT 2.4%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,495,865
07/01/20	5.000%	1,150,000	1,320,212
Total			2,816,077

HIGHER EDUCATION 4.1%
Florence-Darlington Commission for Technical Education
Revenue Bonds Series 2005A (NPFGC)
03/01/20	5.000%	1,905,000	1,987,067
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,701,360
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,201,510
Total			4,889,937

HOSPITAL 18.2%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM)
08/15/15	5.125%	2,000,000	2,130,920
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	1,862,648
10/01/31	5.000%	2,000,000	2,109,540
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,043,287
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,410,416
11/01/18	5.000%	1,000,000	1,131,280
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,113,520
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,281,250
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,269,680
Kershaw County Medical Center Project
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)

09/15/25	5.500%	$1,925,000	$2,015,533
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,384,091
Total			21,752,165

INVESTOR OWNED 0.9%
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009
02/01/17	3.600%	1,000,000	1,079,260

JOINT POWER AUTHORITY 8.7%
City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,086,440
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,236,140
01/01/18	5.000%	3,050,000	3,488,346
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,165,060
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,408,513
Total			10,384,499

LOCAL APPROPRIATION 24.3%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,105,820
12/01/21	5.000%	2,000,000	2,202,220
12/01/22	5.000%	3,545,000	3,889,929
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	2,000,000	2,231,840
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,466,983

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	$1,000,000	$1,110,940
Fort Mill School Facilities Corp. Revenue Bonds Series 2006
12/01/17	5.000%	2,900,000	3,192,610
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Tomorrow Series 2006
12/01/27	5.000%	1,300,000	1,398,761
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/15	5.250%	1,265,000	1,360,798
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,486,500
12/01/24	5.000%	2,000,000	2,187,580
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	1,000,000	1,142,520
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	629,520
06/01/24	5.000%	580,000	650,893
Total			29,056,914

LOCAL GENERAL OBLIGATION 4.8%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,218,439
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,328,140
Spartanburg County School District No. 7 Unlimited General Obligation Bonds Series 2001
03/01/18	5.000%	2,000,000	2,243,880
Total			5,790,459

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 1.8%
City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM)
01/01/23	5.000%	$1,560,000	$1,784,281
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	348,614
Total			2,132,895

PORTS 0.9%
South Carolina State Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	1,000,000	1,124,540

REFUNDED / ESCROWED 1.1%
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	1,050,000	1,257,155

RESOURCE RECOVERY 1.8%
Three Rivers Solid Waste Authority (b)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,100,339
10/01/25	0.000%	1,835,000	1,034,885
Total			2,135,224

RETIREMENT COMMUNITIES 3.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	543,244
04/01/16	5.000%	600,000	636,516
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,282,549
05/01/21	5.375%	1,650,000	1,680,591
Total			4,142,900

SINGLE FAMILY 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	645,000	697,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 3.3%
City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	$1,290,000	$1,494,684
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (a)
07/01/20	5.500%	1,200,000	911,304
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	400,000	411,840
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	1,060,000	1,124,141
Total			3,941,969

STUDENT LOAN 1.9%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	2,135,000	2,242,988

TRANSPORTATION 4.8%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,778,115

WATER & SEWER 14.5%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,208,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	$1,500,000	$1,691,010
03/01/25	4.750%	3,000,000	3,281,400
City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A
01/01/21	5.000%	2,500,000	2,857,050
City of Columbia Refunding Revenue Bonds Waterworks & Sewer System Series 2011A
02/01/27	5.000%	1,800,000	2,013,318
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,137,080
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,183,640
Series 2010A
01/01/20	5.000%	1,500,000	1,763,625
Series 2012
01/01/24	5.000%	1,000,000	1,152,150
Total			17,287,933

Total Municipal Bonds (Cost: $109,724,873)			$116,511,010

		Shares	Value

Money Market Funds 1.7%

JPMorgan Tax-Free Money Market Fund, 0.010% (c)		1,969,674	$1,969,674

Total Money Market Funds (Cost: $1,969,674)			$1,969,674

Total Investments (Cost: $111,694,547) (d)			$118,480,684 (e)
Other Assets & Liabilities, Net			879,026
Net Assets			$119,359,710

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2014, the value of these securities amounted to $4,053,054 or 3.40% of net assets.

(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $111,695,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,386,000
Unrealized Depreciation	(600,000)
Net Unrealized Appreciation	$6,786,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	116,511,010	—	116,511,010
Total Bonds	—	116,511,010	—	116,511,010
Mutual Funds
Money Market Funds	1,969,674	—	—	1,969,674
Total Mutual Funds	1,969,674	—	—	1,969,674
Total	1,969,674	116,511,010	—	118,480,684

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.8%
AIRPORT 5.8%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,177,410
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,458,820
Series 2009C
10/01/23	5.000%	3,000,000	3,412,200
Series 2010A
10/01/23	5.000%	2,475,000	2,879,514
10/01/27	5.000%	1,515,000	1,683,377
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,096,530
Total			13,707,851

HIGHER EDUCATION 7.0%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,018,620
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A (a)
12/01/20	5.000%	1,400,000	1,680,056
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,458,144
Series 2011B
03/01/21	5.000%	2,250,000	2,679,142
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,176,270
03/01/22	5.000%	1,455,000	1,644,092
03/01/23	5.000%	2,000,000	2,223,280
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,113,110
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,633,897
Total			16,626,611

HOSPITAL 10.0%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,047,872

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	$1,500,000	$1,545,420
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,146,390
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,120,980
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,089,060
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,104,930
06/15/20	5.250%	4,000,000	4,390,440
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	1,899,704
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,757,670
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,278,020
07/01/23	5.000%	1,000,000	1,121,680
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,089,230
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	747,211
Winchester Economic Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,328,475
Total			23,667,082

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED 1.5%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	$2,000,000	$2,199,720
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	1,300,000	1,310,127
Total			3,509,847

LOCAL APPROPRIATION 6.2%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,673,121
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,298,929
Fairfax County Economic Development Authority
Revenue Bonds
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,452,436
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,405,941
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	1,991,781
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,193,720
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,072,210
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM)
02/01/21	5.000%	2,075,000	2,265,672

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	$1,115,000	$1,266,406
Total			14,620,216

LOCAL GENERAL OBLIGATION 13.2%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,266,560
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	615,673
08/01/21	5.000%	530,000	611,535
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,347,274
City of Newport News
Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,573,697
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,422,460
Series 2006B
02/01/18	5.250%	3,030,000	3,542,282
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,579,540
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	732,943
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	684,653
07/15/24	5.000%	1,000,000	1,184,070
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/17	5.000%	1,000,000	1,117,760
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006
08/01/17	5.000%	2,400,000	2,659,824

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	$2,000,000	$2,169,020
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,156,309
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,333,360
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,318,124
Total			31,315,084

OTHER BOND ISSUE 0.6%
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,566,314

OTHER INDUSTRIAL DEVELOPMENT BOND 0.9%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	2,000,000	2,042,640

POOL / BOND BANK 18.1%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2004C
08/01/16	5.000%	7,425,000	8,271,450
Series 2009C
08/01/25	4.000%	2,560,000	2,695,782
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,596,410
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	4,000,000	4,901,240
10/01/20	5.500%	3,500,000	4,319,245
10/01/21	5.500%	6,475,000	8,031,461
Revenue Bonds
State Revolving Fund

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Series 2009
10/01/17	5.000%	$1,380,000	$1,594,135
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,479,650
Unrefunded Revenue Bonds
Senior Series 2005-VA
11/01/18	5.000%	540,000	582,493
Series 2009B
11/01/18	4.000%	3,870,000	4,396,165
St. Moral
Series 2009B
11/01/18	4.000%	965,000	1,090,778
Total			42,958,809

REFUNDED / ESCROWED 5.6%
City of Portsmouth Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	377,488
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,779,424
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,186,940
County of Prince William
Prerefunded 09/01/16 Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	893,736
09/01/21	5.000%	1,625,000	1,815,401
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,652,348
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	480,000	526,829
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,555,000	1,629,687
Upper Occoquan Sewage Authority Prerefunded 07/01/15 Revenue Bonds Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,816,827
Virginia Resources Authority
Prerefunded 11/01/15 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Senior Series 2005-VA
11/01/18	5.000%	$490,000	$530,224
Prerefunded Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	147,588
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	39,735
Total			13,396,227

RETIREMENT COMMUNITIES 3.6%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	1,746,260
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	2,036,340
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,638,450
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012-A
07/01/22	4.000%	1,320,000	1,198,771
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	1,000,000	1,021,230
Total			8,641,051

SPECIAL NON PROPERTY TAX 6.7%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/18	5.000%	3,800,000	3,982,058
06/15/25	5.000%	3,000,000	3,169,050
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (b)
07/01/22	5.500%	1,000,000	716,480
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	554,000	559,501

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007
03/01/17	5.300%	$1,677,000	$1,767,961
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	850,000	875,160
Virgin Islands Public Finance Authority (b)
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,210,000	2,199,237
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,450,000	2,598,250
Total			15,867,697

SPECIAL PROPERTY TAX 5.0%
Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	916,000
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	3,000,000	3,529,950
04/01/26	5.000%	4,185,000	4,600,361
Marquis Community Development Authority of York County (c)(d)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	327,727
Marquis Community Development Authority of York County (d)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,705,525
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/25	5.000%	690,000	683,611
Total			11,763,174

STATE APPROPRIATED 0.9%
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B
08/01/26	4.500%	2,000,000	2,064,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 1.4%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012
05/15/29	5.000%	$3,000,000	$3,353,220

TURNPIKE / BRIDGE / TOLL ROAD 4.4%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,496,720
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,105,206
07/15/27	5.000%	1,000,000	1,034,010
Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (c)
10/01/23	0.000%	5,000,000	3,338,450
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/17	5.250%	360,000	382,864
Total			10,357,250

WATER & SEWER 6.9%
City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,164,385
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	1,000,000	1,193,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	$1,000,000	$1,094,950
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,161,129
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,206,753
Hampton Roads Sanitation District
Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,137,260
04/01/24	5.000%	3,000,000	3,388,500
Series 2011
11/01/24	5.000%	1,750,000	1,974,542
11/01/25	5.000%	1,380,000	1,550,927
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,502,498
Total			16,374,624
Total Municipal Bonds (Cost: $219,340,639)			$231,832,497

		Shares	Value

Money Market Funds 1.3%
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		3,018,159	$3,018,159

Total Money Market Funds (Cost: $3,018,159)			$3,018,159

Total Investments (Cost: $222,358,798) (f)			$234,850,656 (g)
Other Assets & Liabilities, Net			2,097,819
Net Assets			$236,948,475

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2014, the value of these securities amounted to $6,389,127 or 2.70% of net assets.

(c)	Zero coupon bond.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $2,033,252, representing 0.86% of net assets.  Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B	11-30-07	2,084,000
09/01/41 5.625%

Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007C
09/01/41 0.000%	11-30-07	830,762

(e)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(f)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $222,359,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,295,000
Unrealized Depreciation	(1,803,000)
Net Unrealized Appreciation	$12,492,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	231,832,497	—	231,832,497
Total Bonds	—	231,832,497	—	231,832,497
Mutual Funds
Money Market Funds	3,018,159	—	—	3,018,159
Total Mutual Funds	3,018,159	—	—	3,018,159
Total	3,018,159	231,832,497	—	234,850,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014